Investments in Associates and Joint Ventures - Summary of Investments Associates and Joint Ventures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	₩ 448,718			₩ 771,435
Acquisition and others	[1]	430,691			261,881
Disposal and others	[1]	(101,321)			(583,685)
Dividends	[1]	(46,194)			(32,903)
Gains(losses) on equity-method accounting	[1]	(49,341)			31,477
Other comprehensive income	[1]	117			513
Ending		₩ 682,670	[1]	$ 541,724	₩ 448,718	[1]
Description Of Other Changes In Investments In Associates		Gains on disposal of investments in associates and joint ventures amount to ￦ 62,048 million ￦ 20,585 million		Gains on disposal of investments in associates and joint ventures amount to ￦ 62,048 million ￦ 20,585 million	Gains on disposal of investments in associates and joint ventures amount to ￦ 62,048 million ￦ 20,585 million
Gain on disposal of investments in associates and joint ventures		₩ 62,048			₩ 20,585
KB Pre IPO Secondary Venture Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	1,622	[2],[3]		1,279
Acquisition and others	[1]	0			0
Disposal and others	[1]	(1,429)			(292)
Dividends	[1]	0			0	[3]
Gains(losses) on equity-method accounting	[1]	(193)			635
Other comprehensive income	[1]	0			0
Ending	[1]	0			1,622	[2],[3]
KB GwS Private Securities Investment Trust
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0			141,359
Acquisition and others	[1]				0
Disposal and others	[1]				(141,359)
Dividends	[1]				0
Gains(losses) on equity-method accounting	[1]				0
Other comprehensive income	[1]				0
Ending	[1]				0
Balhae Infrastructure Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	99,785	[2],[3]		106,624
Acquisition and others	[1]	0			280
Disposal and others	[1]	(9,408)			(463)
Dividends	[1],[3]	(16,646)			(9,121)
Gains(losses) on equity-method accounting	[1]	16,886			2,465
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	90,617			99,785
Aju Good Technology Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	22,921	[3]		21,348
Acquisition and others	[1]	0			0
Disposal and others	[1]	(4,200)			(4,770)
Dividends	[1],[3]	(1,200)			0
Gains(losses) on equity-method accounting	[1]	2,315			6,343
Other comprehensive income	[1]	0			0
Ending	[1],[3]	19,836			22,921
SY Auto Capital Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	18,222	[3]		16,144
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	757			2,027
Other comprehensive income	[1]	183			51
Ending	[1],[3]	19,162			18,222
Big Dipper Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0	[2],[3]		0
Acquisition and others	[1]	291			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(231)			0
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	60			0
Paycoms Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	525	[3],[4]		198
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(312)			327
Other comprehensive income	[1]	0			0
Ending	[1],[3],[4]	213			525
Food Factory Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	1,320	[3],[5]		1,281
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	132			7
Other comprehensive income	[1]	(53)			32
Ending	[1],[3],[5]	1,399			1,320
KB Private Equity Fund No.3
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0			94
Acquisition and others	[1]				0
Disposal and others	[1]				(13)
Dividends	[1]				(81)
Gains(losses) on equity-method accounting	[1]				0
Other comprehensive income	[1]				0
Ending	[1]				0
Korea Credit Bureau Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	4,497	[2],[3]		7,153
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			(90)
Gains(losses) on equity-method accounting	[1]	462			(2,566)
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	4,959			4,497
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0			1,556
Acquisition and others	[1]				0
Disposal and others	[1]				(1,044)
Dividends	[1]				(512)
Gains(losses) on equity-method accounting	[1]				0
Other comprehensive income	[1]				0
Ending	[1]				0
POSCO-KB Shipbuilding Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	5,413	[3]		12,895
Acquisition and others	[1]	0			0
Disposal and others	[1]	(950)			(7,599)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	335			117
Other comprehensive income	[1]	0			0
Ending	[1],[3]	4,798			5,413
UNION Media Commerce Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	959	[3]		960
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(2)			(1)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	957			959
KBSP Private Equity Fund No.4
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	5,628	[2],[3]		5,950
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(3,736)			(322)
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	1,892			5,628
KB Social Impact Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	4,282			2,874
Acquisition and others	[1]	0			1,500
Disposal and others	[1]	0			0
Dividends	[1]	0			0
Gains(losses) on equity-method accounting	[1]	(16)			(92)
Other comprehensive income	[1]	0			0
Ending	[1]	4,266			4,282
KB-Solidus Global Healthcare Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	48,898	[3],[6]		46,213
Acquisition and others	[1]	0			0
Disposal and others	[1]	(19,630)			(3,120)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(6,836)			5,805
Other comprehensive income	[1]	0			0
Ending	[1],[3],[6]	22,432			48,898
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	21,948	[2],[3]		16,636
Acquisition and others	[1]	4,370			13,257
Disposal and others	[1]	(2,210)			(5,924)
Dividends	[1],[3]	(2,006)			(9,895)
Gains(losses) on equity-method accounting	[1]	3,042			7,874
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	25,144			21,948
KB SPROTT Renewable Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	4,680	[3],[6]		5,049
Acquisition and others	[1]	12,246			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(387)			(369)
Other comprehensive income	[1]	0			0
Ending	[1],[3],[6]	16,539			4,680
KB-UTC Inno-Tech Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	20,972	[3],[6]		16,999
Acquisition and others	[1]	0			5,085
Disposal and others	[1]	0			(1,126)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(1,306)			14
Other comprehensive income	[1]	(486)			0
Ending	[1],[3],[6]	19,180			20,972
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	11,789	[3],[6]		16,042
Acquisition and others	[1]	0			0
Disposal and others	[1]	(5,200)			(4,800)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(611)			547
Other comprehensive income	[1]	0			0
Ending	[1],[3],[6]	5,978			11,789
KB-TS Technology Venture Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	16,828	[3],[6]		17,630
Acquisition and others	[1]	0			3,080
Disposal and others	[1]	(4,536)			(5,376)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	1,502			1,494
Other comprehensive income	[1]	0			0
Ending	[1],[3],[6]	13,794			16,828
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	28,919	[3],[6]		26,763
Acquisition and others	[1]	0			10,000
Disposal and others	[1]	(12,800)			(10,800)
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	932			2,956
Other comprehensive income	[1]	0			0
Ending	[1],[3],[6]	17,051			28,919
KB-SJ Tourism Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	4,146	[2],[3]		4,133
Acquisition and others	[1]	0			499
Disposal and others	[1]	(400)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	27			(486)
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	3,773			4,146
Incheon Bridge Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0	[2],[3]		0
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	0			0
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	0			0
WJ Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	9,604	[3]		9,711
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(62)			(107)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	9,542			9,604
All Together Korea Fund No.2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	10,070	[3],[7]		10,023
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	174			47
Other comprehensive income	[1]	0			0
Ending	[1],[3],[7]	10,244			10,070
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	15,254	[2],[3]		5,611
Acquisition and others	[1]	1,320			7,692
Disposal and others	[1]	(4,706)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	686			1,951
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	12,554			15,254
Project Vanilla Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	525	[3]		2,151
Acquisition and others	[1]	0			0
Disposal and others	[1]	(525)			0
Dividends	[1]	0			0	[3]
Gains(losses) on equity-method accounting	[1]	0			(1,626)
Other comprehensive income	[1]	0			0
Ending	[1]	0			525	[3]
December & Company Inc.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	21,388	[2],[3]		24,402
Acquisition and others	[1]	0			481
Disposal and others	[1]	(49)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(5,353)			(3,507)
Other comprehensive income	[1]	43			12
Ending	[1],[2],[3]	16,029			21,388
2020 KB Fintech Renaissance Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	618	[2],[3]		547
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	12			71
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	630			618
KB Material and Parts No.1 PEF
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	3,343	[2],[3]		3,371
Acquisition and others	[1]	0			0
Disposal and others	[1]	0			0
Dividends	[1],[3]	(34)			(34)
Gains(losses) on equity-method accounting	[1]	12			6
Other comprehensive income	[1]	0			0
Ending	[1],[2],[3]	3,321			3,343
FineKB Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	8,067	[3]		0
Acquisition and others	[1]	7,500			8,375
Disposal and others	[1]	(3,100)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(1,984)			(308)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	10,483			8,067
KB Bio Private Equity No.3 Ltd..
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	9,950	[2],[3]		0
Acquisition and others	[1]	0			10,000
Disposal and others	[1]	(3,922)			0
Dividends	[1]	(6,028)			0	[3]
Gains(losses) on equity-method accounting	[1]	0			(50)
Other comprehensive income	[1]	0			0
Ending	[1]	0			9,950	[2],[3]
K The 15th REIT Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0			0
Acquisition and others	[1]				8,600
Disposal and others	[1]				(8,600)
Dividends	[1]				0
Gains(losses) on equity-method accounting	[1]				0
Other comprehensive income	[1]				0
Ending	[1]				0
G Payment Joint Stock Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	9,350	[3]		0
Acquisition and others	[1]	295			9,684
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(364)			(334)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	9,281			9,350
Four Ninety Eight Seventh Owners L L C 3
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0			0
Acquisition and others	[1]				172,907
Disposal and others	[1]				(169,424)
Dividends	[1]				(3,483)
Gains(losses) on equity-method accounting	[1]				0
Other comprehensive income	[1]				0
Ending	[1]				0
Smart Korea KB Future9Sejong Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	962	[3]		0
Acquisition and others	[1]	1,000			1,000
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(92)			(38)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	1,870			962
KB-KTB Technology Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	5,554	[3],[6]		0
Acquisition and others	[1]	11,200			5,601
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(498)			(47)
Other comprehensive income	[1]	0			0
Ending	[1],[3],[6]	16,256			5,554
KBSOLIDUS Healthcare Investment Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	1,800	[3],[6]		0
Acquisition and others	[1]	18,000			1,800
Disposal and others	[1]	0			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(1,149)			0
Other comprehensive income	[1]	0			0
Ending	[1],[3],[6]	18,651			1,800
Paramark KB Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	1,850	[3]		0
Acquisition and others	[1]	12,444			2,040
Disposal and others	[1]	(2,285)			0
Dividends	[1],[3]	0			0
Gains(losses) on equity-method accounting	[1]	(1,043)			(190)
Other comprehensive income	[1]	0			0
Ending	[1],[3]	10,966			1,850
Others
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	789			674
Acquisition and others	[1]	50			0
Disposal and others	[1]	(43)			0
Dividends	[1]	0			0
Gains(losses) on equity-method accounting	[1]	75			(303)
Other comprehensive income	[1]	178			418
Ending	[1]	1,049			789
KB Star Office Private Real Estate Master Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	26,240	[3]		20,066
Acquisition and others	[1]	0			0
Disposal and others	[1]	(5,960)			0
Dividends	[1]	(20,280)			(963)	[3]
Gains(losses) on equity-method accounting	[1]	0			7,137
Other comprehensive income	[1]	0			0
Ending	[1]	0			26,240	[3]
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0			9,845
Acquisition and others	[1]				0
Disposal and others	[1]				(9,725)
Dividends	[1]				(2,120)
Gains(losses) on equity-method accounting	[1]				2,000
Other comprehensive income	[1]				0
Ending	[1]				0
JR Global REIT
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0			215,854
Acquisition and others	[1]				0
Disposal and others	[1]				(209,250)
Dividends	[1]				(6,604)
Gains(losses) on equity-method accounting	[1]				0
Other comprehensive income	[1]				0
Ending	[1]				0
Apollo REIT PropCo LLC
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	19,968
Disposal and others	[1]	(19,968)
Dividends	[1]	0
Gains(losses) on equity-method accounting	[1]	0
Other comprehensive income	[1]	0
Ending	[1]	0			0
KB-GeneN Medical Venture Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(35)
Other comprehensive income	[1]	0
Ending	[1]	1,965	[3]		0
KB-BridgePole Venture Investment Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	850
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(15)
Other comprehensive income	[1]	0
Ending	[1]	835	[2],[3]		0
KB-Kyobo New Mobility Power Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	3,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(174)
Other comprehensive income	[1]	0
Ending	[1]	2,826	[3]		0
DAFriend New Technology Investment Fund No.2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	988
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(39)
Other comprehensive income	[1]	0
Ending	[1]	949	[3]		0
Cornerstone Pentastone Fund No.4
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	818
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(26)
Other comprehensive income	[1]	0
Ending	[1]	792	[3]		0
SKSVLP New Technology Investment Fund No.2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,156
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(35)
Other comprehensive income	[1]	0
Ending	[1]	1,121	[3]		0
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	46,700
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(46,700)
Other comprehensive income	[1]	0
Ending	[1]	0	[3]		0
KBBadgers Future Mobility ESG Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,137
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(662)
Other comprehensive income	[1]	0
Ending	[1]	1,475	[3]		0
JS Private Equity Fund No.3
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,700
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(36)
Other comprehensive income	[1]	0
Ending	[1]	1,664	[3]		0
Mirae Asset Mobility Investment Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(21)
Other comprehensive income	[1]	0
Ending	[1]	1,979	[3]		0
KBFT 1st Green Growth Investment Fund1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(30)
Other comprehensive income	[1]	0
Ending	[1]	1,970	[2],[3]		0
Glenwood Credit Private Equity Fund No.2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	42,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	1,468
Other comprehensive income	[1]	0
Ending	[1]	43,468	[3]		0
THE CHAEUL FUND NO.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(11)
Other comprehensive income	[1]	0
Ending	[1]	989	[3]		0
KB Co-Investment Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	7,268
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(35)
Other comprehensive income	[1]	0
Ending	[1]	7,233	[3]		0
POSITIVE Sobujang Venture Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(23)
Other comprehensive income	[1]	0
Ending	[1]	1,977	[3]		0
History 2022 Fintech Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(19)
Other comprehensive income	[1]	0
Ending	[1]	1,981	[3]		0
PEBBLESMW M.C.E New Technology Investment Fund 1st
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	2,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(18)
Other comprehensive income	[1]	0
Ending	[1]	1,982	[3]		0
KBNP Green ESG New Technology Venture Capital Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	9,350
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(307)
Other comprehensive income	[1]	0
Ending	[1]	9,043	[3]		0
TMAP Mobility Co., Ltd.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	200,000
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	(5,797)
Other comprehensive income	[1]	252
Ending	[1]	194,455	[2],[3]		0
Nextrade Co., Ltd.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	9,700
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	0
Other comprehensive income	[1]	0
Ending	[1]	9,700	[2],[3]		0
Shinhan Global Mobility Fund1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,345
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	0
Other comprehensive income	[1]	0
Ending	[1]	1,345	[3]		0
SKB Next Unicorn KBattery Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning	[1]	0
Acquisition and others	[1]	1,995
Disposal and others	[1]	0
Dividends	[1],[3]	0
Gains(losses) on equity-method accounting	[1]	0
Other comprehensive income	[1]	0
Ending	[1]	₩ 1,995	[3]		₩ 0

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 62,048 million ￦ 20,585 million for the years ended December 31, 2021 and 2022, respectively.
[2]	As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[3]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[4]	The ownership of Paycoms Co., Ltd. would be 21.84% and 21.68% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
[5]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
[6]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[7]	As of December 31, 2021 and 2022, the Group participates in the investment management committee but cannot exercise control.